RBC Emerging Markets Equity Fund Investment Strategy - RBC Emerging Markets Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, the classifications assigned by third parties, including an issuer’s “country of issue” as determined by Bloomberg and/or the classifications assigned to an issuer by the Fund’s benchmark index provider or a minimum of 50% of the issuer’s revenues are generated from, or a minimum of 50% of the issuer’s operations or assets are located within, the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Sub-Adviser seeks to invest in equity securities that are considered by the Sub-Adviser to have the potential to provide long-term capital growth. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (DGRs”), participation notes, warrants and rights. The Fund will normally invest in a portfolio of equity securities denominated in the U.S. dollar, currencies of other developed countries and currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide (e.g. Brazil bonds issued in Brazilian real). The Sub-Adviser incorporates material environmental, social and governance ("ESG") factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.